Related Parties	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Parties
20. Related Parties

HC2

In January 2015, the Company entered into an arm's length services agreement (the "Services Agreement") with Harbinger Capital Partners ("HCP"), a related party of the Company. The Services Agreement includes the provision of services such as providing office space, certain administrative salaries and benefits, and other overhead, and each party making available their respective employees to provide services as reasonably requested by the other party, subject to any limitations contained in applicable employment agreements and the terms of the Services Agreement.

The costs allocated between the Company and HCP are based on actual use. Office space is an allocation of actual costs based on square footage and directly used by HC2 employees. Time of administrative personnel is allocated by time spent on each entity and other shared overhead is based on actual shared overhead and is allocated based on amounts used for each vendor.

Management of shared overhead and certain administrative personnel were transferred to HC2 at the beginning of 2019. Both of these services are charged back to HCP on the same basis described above.

The Company recognized expenses of $2.7 million and $3.8 million, and income of $0.3 million and zero under the Services Agreement for each of the years ended December 31, 2019 and 2018 respectively. The following table breaks out the components of the Services Agreement net expenses, by Segment for the years ended December 31, 2019 and 2018:

	Years Ended December 31,
	2019			2018
	Corporate	Other (1)	Total	Corporate	Other (1)	Total
Allocated to HC2 by HCP
Office space	$1.8	$0.8	$2.6	$2.0	$1.2	$3.2
Administrative salaries and benefits	0.1	0.0	0.1	0.4	0.1	0.5
Other shared overhead	—	—	—	0.1	0.0	0.1
Total Expenses	1.9	0.8	2.7	2.5	1.3	3.8

Charged back to HCP by HC2
Administrative salaries and benefits	0.2	0.0	0.2	—	—	—
Other shared overhead	0.1	0.0	0.1	—	—	—
Total Income	0.3	0.0	0.3	—	—	—

Net related party activity	$1.6	$0.8	$2.4	$2.5	$1.3	$3.8

(1) Other in the above table represent certain entities within our Broadcasting, Life Sciences and Insurance segments.

In June 2018, the Company funded $0.8 million to HCP for a refundable deposit in connection with its allocable portion of shared office space occupied by the Company.

GMSL

In November 2017, GMSL acquired the trenching and cable laying services business from Fugro N.V. ("Fugro"). As part of the transaction, Fugro became a 23.6% holder of GMSL's parent, Global Marine Holdings, LLC ("GMH"). GMSL, in the normal course of business, incurred revenue and expenses with Fugro for various services.

For the years ended December 31, 2019 and 2018, GMSL recognized $11.3 million and $9.3 million respectively, of expenses for transactions with Fugro.

For the year ended December 31, 2019 GMSL recognized $0.8 million of revenues.

The parent company of GMSL, GMH, incurred management fees of $0.6 million for each of the years ended December 31, 2019 and 2018.

GMSL also has transactions with several of their equity method investees. A summary of transactions, as included in Discontinued Operations, with such equity method investees and balances outstanding are as follows (in millions):

	Years Ended December 31,
	2019	2018
Net revenue	$6.4	$21.8
Operating expenses	$1.0	$4.8
Interest expense	$1.0	$1.3

	December 31,
	2019	2018
Accounts receivable	$1.2	$5.0
Long-term obligations	$22.5	$28.5
Accounts payable	$0.1	$2.2
Dividends	$4.5	$25.8

Life Sciences

In 2017, R2 secured convertible drawdown promissory notes of $1.5 million to a related party, Blossom Innovations, LLC. As of June 2019, R2 converted its secured convertible note with Blossom Innovation, LLC into shares of R2 preferred equity.

In 2018, R2 made a milestone payment to Blossom Innovations, LLC and MGH for $0.5 million.

Pansend has an investment in Triple Ring Technologies, Inc. ("Triple Ring"). Various subsidiaries of HC2 utilize the services of Triple Ring, incurring $1.9 million and $0.1 million in services for the year ended December 31, 2019 and 2018, respectively.